Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and intangible assets
Schedule of identifiable intangible assets

	2020 (As Restated)	2021
	Balance				Transferred to			Balance
	at		PPA	Impairment	Assets	Year-to-date	Foreign	at
	December 31,	Acquisitions	Adj	Charge	held for sale	Amortization	Exchange	December 31,
Licenses	$536,287	$362,106	$53,890	$(11,392)	$(45,719)	$(52,824)	$(5,364)	$836,984
Trade names	137,403	11,156	—	—	(444)	(9,925)	(201)	137,989
Service agreements	9,936	—	—	—	—	(653)	—	9,283
Intellectual property and know-how	—	3,134	—	—	—	(581)	(37)	2,516
Non-compete agreements	24,008	3,434	—	—	—	(4,601)	(41)	22,800
Customer List	—	500	—	—	—	(64)	—	436
Total intangible assets, net	$707,634	$380,330	$53,890	$(11,392)	$(46,163)	$(68,648)	$(5,643)	$1,010,008

	2019	2020 (As Restated)
	Balance				Transferred to			Balance
	at		PPA	Impairment	Assets	Year-to-date	Foreign	at
	December 31,	Acquisitions	Adj	Charge	held for sale	Amortization	Exchange	December 31,
Licenses	$182,969	$424,830	$(505)	$(23,659)	$(20,785)	$(26,563)	$—	$536,287
Trade names	1,921	143,480	767	—	(629)	(8,136)	—	137,403
Service agreements	—	10,340	—	—	—	(404)	—	9,936
Non-compete agreements	745	24,870	(45)	—	—	(1,562)	—	24,008
Total intangible assets, net	$185,635	$603,520	$217	$(23,659)	$(21,414)	$(36,665)	$—	$707,634

Schedule of changes in the carrying amount of goodwill

Total
Balance at December 31, 2020 (As Restated)	$538,825
Purchase price adjustments (Note 4)	(37,922)
Change in assets held for sale (Note 7)	(2,230)
Loss on Impairment	(3,181)
Acquisitions (Note 4)	111,451
Foreign exchange movements	(1,447)
Balance at December 31, 2021	$605,496

Balance at December 31, 2019	$69,326
Purchase price adjustments (Note 4)	76
Change in Assets Held for Sale (Note 7)	(12,938)
Acquisitions (Note 4)	482,361
Balance at December 31, 2020 (As Restated)	$538,825

Schedule of key assumptions used in calculating the recoverable amount for each CGU grouping tested for impairment

	Terminal Value Growth Rate	Discount Rate	Recoverable Amount
Arizona CGU	3%	14%	$ 321,440
Connecticut CGU	3%	15%	$ 146,820
Florida CGU	3%	15%	$ 619,940
Illinois CGU	3%	14%	$ 287,630
Maryland CGU	3%	16%	$ 209,930
Massachusetts CGU	3%	14%	$ 131,320
Michigan CGU	3%	14%	$ 25,870
Nevada CGU	3%	14%	$ 84,480
New Jersey CGU	3%	16%	$ 1,248,690
Ohio CGU	3%	14%	$ 71,590
Pennsylvania CGU	3%	14%	$ 512,450
European CGU	3%	18%	$ 442,989
Select Brand CGU	3%	15%	$ 873,990